Debt Securities in Issue (Tables)	6 Months Ended
Sep. 30, 2019
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Summary of Debt Securities in Issue
Debt securities in issue at September 30, 2019 and March 31, 2019 consisted of the following:

	At September 30, 2019	At March 31, 2019
	(In millions)
Commercial paper	¥1,823,180	¥2,440,515
Unsubordinat ed bonds	7,641,343	7,135,367
Subordinated bonds	1,531,297	1,595,327

Total debt securities in issue	¥10,995,820	¥11,171,209